Investment securities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Investments in Short-Term Debt Securities

Million US dollar	2019	2018
Investment in unquoted companies	86	84
Investment on debt securities	25	24
Non-current investments	111	108
Investment on debt securities	91	87
Current investments	91	87